UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.
Item 13.	Exhibits.

Reports to Stockholders.

Annual Report

December 31, 2021

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

February 28, 2022

Dear Investors:

Plan Investment Fund went through a year of system modernization in 2021, which included upgrading its online trading platform and migrating to a new transfer agency system. The end goal of these changes was an enhanced investor experience, a more secure trading environment and increased system architecture resiliency. We also continued to expand Fund distribution as the Fund was made available via Bank of America’s CashPro liquidity portal during the 4th quarter. Plan Investment Fund averaged $1.4 billion in assets in 2021. Utilization remained high, with over $10 billion traded for the fourth consecutive year.

We look forward to the Federal Reserve’s moves on rates.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio Schedule of Investments December 31, 2021

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS – 55.4%
U.S. TREASURY OBLIGATIONS – 14.2%
$17,210,000	U.S. Treasury Bill (1)	0.05%	02/24/22	$17,208,709
10,089,600	U.S. Treasury Bill (1)	0.06%	03/01/22	10,088,737
19,791,200	U.S. Treasury Bill (1)	0.07%	03/10/22	19,788,583
8,715,000	U.S. Treasury Bill (1)	0.08%	03/24/22	8,713,511
22,930,000	U.S. Treasury Bill (1)	0.09%	03/31/22	22,925,182
7,859,400	U.S. Treasury Bill (1)	0.09%	04/12/22	7,857,416
12,215,000	U.S. Treasury Bill (1)	0.11%	04/26/22	12,210,708
19,345,000	U.S. Treasury Bill (1)	0.15%	06/23/22	19,331,014
9,750,000	U.S. Treasury Bill (1)	0.21%	06/30/22	9,739,762
4,903,200	U.S. Treasury Bill (1)	0.08%	09/08/22	4,900,646
2,080,000	U.S. Treasury Bill (1)	0.39%	12/29/22	2,071,843
9,650,000	U.S. Treasury Note	1.38%	01/31/22	9,660,392
425,000	U.S. Treasury Note	1.75%	02/28/22	426,129
425,000	U.S. Treasury Note	0.38%	03/31/22	425,292
2,120,000	U.S. Treasury Note	2.13%	05/15/22	2,136,112
255,000	U.S. Treasury Note	1.75%	06/15/22	256,940
945,000	U.S. Treasury Note	0.13%	06/30/22	945,254
10,000,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.05%)	0.13%	01/31/23	10,000,000
	Total U.S. Treasury Obligations (Cost $158,686,230)			158,686,230
AGENCY OBLIGATIONS – 41.2% (3)
5,955,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.18%)	0.23%	01/14/22	5,955,000
5,390,000	Federal Farm Credit Banks Funding Corp. (1)	0.08%	01/19/22	5,389,784
4,715,000	Federal Farm Credit Banks Funding Corp. (1)	0.08%	01/28/22	4,714,717
8,800,000	Federal Farm Credit Banks Funding Corp. (1)	0.05%	04/19/22	8,798,680
5,710,000	Federal Farm Credit Banks Funding Corp. (1)	0.06%	06/21/22	5,708,373
8,465,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.20%)	0.25%	06/23/22	8,465,000
9,730,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.04%)	0.09%	07/11/22	9,731,040
25,555,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD OBFR + 0.18%)	0.26%	07/20/22	25,553,602
5,450,000	Federal Farm Credit Banks Funding Corp.	0.07%	08/10/22	5,449,718
2,360,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.10%)	0.15%	09/02/22	2,360,000
9,595,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.05%)	0.10%	09/08/22	9,595,997
7,965,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.08%)	0.13%	10/14/22	7,965,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2021 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$7,125,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.06%)	0.11%	01/20/23	$7,125,000
10,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.06%)	0.11%	02/09/23	10,000,000
6,580,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.05%)	0.10%	08/22/23	6,580,000
3,960,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.05%)	0.10%	09/28/23	3,960,000
7,495,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.06%)	0.11%	11/22/23	7,495,000
9,630,000	Federal Home Loan Banks	0.04%	01/12/22	9,629,968
3,430,000	Federal Home Loan Banks (1)	0.05%	01/14/22	3,429,944
16,025,000	Federal Home Loan Banks	0.04%	01/28/22	16,024,871
8,890,000	Federal Home Loan Banks	0.04%	02/01/22	8,889,916
3,435,000	Federal Home Loan Banks	0.05%	02/07/22	3,434,996
2,490,000	Federal Home Loan Banks (1)	0.05%	02/08/22	2,489,869
11,800,000	Federal Home Loan Banks (1)	0.05%	02/11/22	11,799,328
12,010,000	Federal Home Loan Banks (1)	0.06%	02/14/22	12,009,193
26,555,000	Federal Home Loan Banks (1)	0.05%	02/15/22	26,553,506
19,520,000	Federal Home Loan Banks (1)	0.05%	02/16/22	19,518,878
8,160,000	Federal Home Loan Banks (1)	0.05%	02/18/22	8,159,456
6,905,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	0.17%	02/28/22	6,905,000
15,765,000	Federal Home Loan Banks (1)	0.05%	03/02/22	15,763,712
17,485,000	Federal Home Loan Banks (1)	0.05%	03/08/22	17,483,557
42,830,000	Federal Home Loan Banks (1)	0.04%	03/18/22	42,826,021
10,735,000	Federal Home Loan Banks	0.06%	03/22/22	10,734,940
1,650,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.01%)	0.06%	03/30/22	1,650,000
3,930,000	Federal Home Loan Banks (1)	0.04%	04/01/22	3,929,568
2,620,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.02%)	0.07%	04/12/22	2,620,000
10,960,000	Federal Home Loan Banks (1)	0.06%	04/22/22	10,958,108
5,335,000	Federal Home Loan Banks	0.06%	05/23/22	5,334,885
9,000,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.09%)	0.14%	09/08/22	9,000,000
6,255,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.07%)	0.12%	11/10/22	6,255,000
13,475,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.02%)	0.07%	12/16/22	13,475,000
20,000,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR + 0.19%)	0.24%	06/02/22	20,000,000
5,605,000	Federal Home Loan Mortgage Corp.	0.13%	07/25/22	5,606,400

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2021 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)
$7,830,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.35%)	0.40%	04/07/22	$7,830,000
9,100,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.39%)	0.44%	04/15/22	9,100,000
15,000,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.30%)	0.35%	04/28/22	15,000,000
	Total Agency Obligations
	(Cost $461,259,027)			461,259,027
	Total Investments 55.4%
	(Cost $619,945,257)			619,945,257
REPURCHASE AGREEMENTS – 45.4%
100,000,000	BNP Paribas Securities Co. Dated 12/31/2021, To be repurchased at $100,000,417, (collateralized by $99,860,201 par amount of U.S. Treasury Bonds, a U.S. Treasury Note and U.S. Treasury Strips, 0.00% to 3.88%; due 7/15/24 to 5/15/51; Total Fair Value $102,000,039)	0.05%	01/03/22	100,000,000
75,000,000	Goldman Sachs & Co. Dated 12/31/2021, To be repurchased at $75,000,313 (collateralized by $74,802,388 par amount of Government National Mortgage Association, 2.50% to 5.50%; due 1/15/26 to 12/20/51; Total Fair Value $76,500,000)	0.05%	01/03/22	75,000,000
100,000,000	HSBC Securities (USA), Inc. Dated 12/31/2021, To be repurchased at $100,000,417, (collateralized by $99,421,437 par amount of U.S. Treasury Bills, U.S. Treasury Bonds, and U.S. Treasury Strips, 0.00% to 7.13%; due 2/3/22 to 8/15/51; Total Fair Value $102,000,000)	0.05%	01/03/22	100,000,000
8,000,000	Mitsubishi UFJ Securities Co. Dated 12/31/2021, To be repurchased at $8,000,040 (collateralized by $7,983,919 par amount of Government National Mortgage Association, 2.50%; due 7/20/51; Total Fair Value $8,160,000)	0.06%	01/03/22	8,000,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2021 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$12,000,000	Natixis S.A. Dated 12/31/2021, To be repurchased at $12,000,050 (collateralized by $11,964,738 par amount of a U.S. Treasury Bill, U.S. Treasury Bonds, and U.S. Treasury Notes, 0.00% to 3.63%; due 1/20/22 to 8/15/50; Total Fair Value $12,240,043)	0.05%	01/03/22	$12,000,000
66,000,000	TD Securities (USA), LLC Dated 12/31/2021, To be repurchased at $66,000,275 (collateralized by $65,885,565 par amount of Government National Mortgage Association and a U.S. Treasury Note, 1.00% to 6.00%; due 12/15/24 to 6/20/45; Total Fair Value $67,320,022)	0.05%	01/03/22	66,000,000
76,000,000	TD Securities (USA), LLC Dated 12/31/2021, To be repurchased at $76,000,317 (collateralized by $75,968,276 par amount of U.S. Treasury Notes, 0.75% to 1.00%; due 12/31/23 to 12/15/24; Total Fair Value $77,520,091)	0.05%	01/03/22	76,000,000
70,000,000	The Bank of Nova Scotia Dated 12/31/2021, To be repurchased at $70,000,292 (collateralized by $69,898,745 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.13% to 3.00%; due 5/31/22 to 5/15/50; Total Fair Value $71,400,310)	0.05%	01/03/22	70,000,000
	Total Repurchase Agreements (Cost $507,000,000)			507,000,000
	Total Investments in Securities 100.8% (Cost $1,126,945,257)			1,126,945,257
	Liabilities in excess of Other Assets- (0.8)%			(9,292,498)
	Net Assets – 100.0%			$1,117,652,759
	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2021. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

OBFR: Overnight Bank Fund Rate

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2021

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

TOTAL INVESTMENTS – 84.7%
U.S. TREASURY OBLIGATIONS – 1.8% (1)
$1,010,700	U.S. Treasury Bill	0.11%	04/26/22	$1,010,484
	Total U.S. Treasury Obligations
	(Cost $1,010,345)			1,010,484
BANK OBLIGATIONS – 15.9%
YANKEE CERTIFICATES OF DEPOSIT – 15.9%
500,000	Bank of Montreal, Chicago (2)
	(3 Month USD LIBOR + 0.05%)	0.21%	02/23/22	500,055
500,000	Bank of Montreal, Chicago (2)
	(3 Month USD LIBOR + 0.05%)	0.23%	06/06/22	500,099
500,000	Bank of Montreal, Chicago (2)
	(1 Day USD SOFR + 0.15%)	0.20%	09/21/22	499,678
250,000	Bank of Nova Scotia, Houston (2)
	(1 Day USD SOFR + 0.16%)	0.21%	06/03/22	249,992
500,000	Bank of Nova Scotia, Houston (2)
	(1 Day USD SOFR + 0.20%)	0.25%	06/17/22	500,023
500,000	Canadian Imperial Bank of Commerce, New York	0.24%	04/06/22	500,077
500,000	Canadian Imperial Bank of Commerce, New York (2)
	(1 Day USD OBFR + 0.10%)	0.17%	06/08/22	499,870
500,000	Credit Industriel Et Commercial SA, New York (2)
	(3 Month USD LIBOR + 0.05%)	0.19%	05/06/22	500,072
500,000	Credit Suisse AG, New York(2)
	(1 Day USD SOFR + 0.22%)	0.27%	04/08/22	500,071
250,000	Credit Suisse AG, New York	0.30%	06/01/22	249,996
250,000	Goldman Sachs Bank, USA(2)
	(1 Day USD SOFR + 0.17%)	0.22%	07/26/22	249,901
500,000	Mitsubishi UFJ Trust and Banking Co., New York	0.16%	03/09/22	499,982
750,000	Mizuho Bank Ltd., New York	0.16%	02/10/22	750,043
500,000	MUFG Bank Ltd., New York	0.30%	10/31/22	499,359
250,000	Natixis SA, New York(2)
	(1 Day USD SOFR + 0.17%)	0.22%	08/05/22	249,922
500,000	Standard Chartered Bank, New York	0.24%	02/01/22	500,020
500,000	Standard Chartered Bank, New York (2)
	(3 Month USD LIBOR + 0.06%)	0.27%	03/18/22	500,064
250,000	Sumitomo Mitsui Banking Corp., New York (2)
	(1 Day USD SOFR + 0.17%)	0.22%	06/22/22	249,966
500,000	Sumitomo Mitsui Banking Corp., New York (2)
	(1 Day USD SOFR + 0.17%)	0.22%	09/14/22	499,800
500,000	Toronto Dominion Bank, New York	0.30%	10/25/22	499,492

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2021 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$250,000	Westpac Banking Corp., New York (2)
	(3 Month USD LIBOR + 0.01%)	0.16%	02/11/22	$250,007
				9,248,489
	Total Bank Obligations
	(Cost $9,250,003)			9,248,489
CORPORATE DEBT – 39.6%
COMMERCIAL PAPER – 39.6%
ASSET BACKED SECURITIES – 19.8% (1), (3)
500,000	Alinghi Funding Co., LLC	0.21%	05/24/22	499,372
1,000,000	Antalis SA	0.07%	01/04/22	999,991
500,000	Antalis SA	0.25%	03/08/22	499,793
1,000,000	Autobahn Funding Co., LLC	0.08%	01/04/22	999,991
1,000,000	Bedford Row Funding Corp.	0.07%	01/05/22	999,990
1,000,000	Brighthouse Financial Short Term Funding, LLC	0.11%	01/04/22	999,990
1,000,000	Cancara Asset Securitisation LLC	0.16%	02/01/22	999,881
500,000	Collateralized Commercial Paper V Co., LLC	0.23%	06/17/22	499,137
500,000	Crown Point Capital Co., LLC	0.30%	06/01/22	499,145
500,000	Crown Point Capital Co., LLC	0.30%	10/04/22	499,256
500,000	Crown Point Capital Co., LLC	0.32%	10/07/22	499,317
1,000,000	Ionic Capital II Trust	0.18%	01/20/22	999,951
1,000,000	Ionic Capital II Trust	0.15%	01/28/22	999,906
500,000	Ionic Capital III Trust	0.22%	02/04/22	499,932
500,000	Ridgefield Funding Co., LLC	0.18%	02/03/22	499,935
500,000	Starbird Funding Corp.	0.35%	06/17/22	499,188
				11,494,775
FINANCIAL COMPANIES – 19.8%
1,000,000	ASB Finance Ltd., London (1), (3)	0.18%	04/06/22	999,451
500,000	ASB Finance Ltd., London (1), (3)	0.18%	04/19/22	499,668
500,000	ASB Finance Ltd., London (1), (3)	0.17%	04/20/22	499,664
500,000	Australia and New Zealand Banking Group Ltd. (2), (3)
	(3 Month USD LIBOR + 0.03%)	0.21%	03/02/22	500,041
975,000	Banque Et Caisse Depargne De Letat Luxembourg (1)	0.14%	02/04/22	974,915
500,000	Barclays Bank PLC (1), (3)	0.20%	02/22/22	499,881
500,000	BNZ International Funding, London (1)	0.21%	01/21/22	499,980
1,000,000	DZ Bank AG Deutsche Zentral Genossenschaftsbank (1), (3)	0.05%	01/03/22	999,993
500,000	Goldman Sachs International (1), (3)	0.25%	09/23/22	498,422
500,000	HSBC Bank PLC. (1), (3)	0.31%	01/07/22	499,990
750,000	Kookmin Bank (1), (3)	0.21%	04/14/22	749,404
500,000	Macquarie Bank Ltd.(1), (3)	0.14%	02/01/22	499,948
250,000	Macquarie Bank Ltd. (2), (3)
	(1 Day USD SOFR + 0.35%)	0.40%	01/04/23	249,999

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2021 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$500,000	National Australia Bank Ltd. (2), (3)
	(1 Day USD SOFR + 0.12%)	0.17%	06/16/22	$499,932
500,000	Nordea Bank ABP(1), (3)	0.31%	10/21/22	498,628
500,000	Skandinaviska Enskilda Banken AB, New York (1), (3)	0.18%	05/02/22	499,609
500,000	Swedbank AB(1)	0.18%	02/07/22	499,968
500,000	Swedbank AB(1)	0.18%	04/20/22	499,736
500,000	UBS AG, London (2), (3)
	(1 Day USD SOFR + 0.20%)	0.25%	02/08/22	500,045
500,000	UBS AG, London (2), (3)
	(1 Day USD SOFR + 0.18%)	0.23%	06/17/22	500,011
				11,469,285
	Total Commercial Paper			22,964,060
	Total Corporate Debt
	(Cost $22,967,154)			22,964,060
MUNICIPAL SECURITY – 0.3%
190,000	Metropolitan Transportation Authority	0.78%	11/15/22	190,161
	Total Municipal Security
	(Cost $190,000)			190,161
NON-U.S. SUB-SOVEREIGN – 7.3%
1,000,000	Alberta (Province of) (1), (3)	0.14%	02/17/22	999,909
1,000,000	British Columbia (Province of) (1)	0.15%	03/08/22	999,773
500,000	Caisse Damortissement De La Dette (1)	0.14%	02/09/22	499,939
750,000	Caisse Damortissement De La Dette (1)	0.17%	04/14/22	749,471
1,000,000	Erste Abwicklungsanstalt (1), (3)	0.14%	02/15/22	999,843
	Total Non-U.S. Sub-Sovereign
	(Cost $4,248,940)			4,248,935
TENDER OPTION BONDS – 1.7%
1,000,000	Mizuho Floater/Residual Trust (2), (3)
	(1 Day USD OBFR + 0.50%)	0.49%	02/04/22	1,000,000
	Total Tender Option Bonds
	(Cost $1,000,000)			1,000,000
TIME DEPOSITS – 6.0%
1,000,000	Credit Agricole Corporate and Investment Bank SA	0.04%	01/03/22	1,000,000
1,000,000	Royal Bank of Canada, Toronto	0.05%	01/03/22	1,000,000
1,500,000	Skandinaviska Enskilda Banken AB, New York	0.05%	01/03/22	1,500,000
	Total Time Deposits
	(Cost $3,500,000)			3,500,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2021 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value

VARIABLE RATE DEMAND NOTES – 12.1%
$500,000	Bay Area Toll Authority	0.06%	01/07/22	$500,000
500,000	Bay Area Toll Authority	0.08%	01/07/22	500,000
500,000	Bay Area Toll Authority	0.08%	01/07/22	500,000
500,000	Bay Area Toll Authority	0.08%	01/07/22	500,000
500,000	City of Los Angeles CA Wastewater System Revenue	0.10%	01/07/22	500,000
500,000	Illinois Finance Authority	0.08%	01/07/22	500,000
500,000	Metropolitan Transportation Authority	0.08%	01/07/22	500,000
500,000	New York State Dormitory Authority	0.10%	01/07/22	500,000
500,000	New York State Energy Research & Development Authority	0.08%	01/07/22	500,000
500,000	New York State Energy Research & Development Authority	0.10%	01/07/22	500,000
500,000	Port of Tacoma WA	0.09%	01/07/22	500,000
500,000	Sacramento Transportation Authority	0.08%	01/07/22	500,000
500,000	San Francisco City & County Airport Comm-San Francisco International Airport	0.07%	01/07/22	500,000
500,000	State of California	0.06%	01/07/22	500,000
	Total Variable Rate Demand Notes
	(Cost $7,000,000)			7,000,000
	Total Investments 84.7%
	(Cost $49,166,442)			49,162,129

REPURCHASE AGREEMENTS – 14.6%
1,000,000	Bank of America Securities Inc. (2) (1 Day USD OBFR + 0.20%) Dated 12/31/2021, To be repurchased at $1,000,023 (collateralized by $998,101 par amount of a Collateralized Mortgage Obligation, 2.25%; due 5/25/51; Total Fair Value $1,070,000)	0.27%	01/03/22	1,000,000
1,000,000	BNP Paribas Securities Co. Dated 12/31/2021, To be repurchased at $1,000,004 (collateralized by $999,910 par amount of a U.S. Treasury Bond, a U.S. Treasury Note and U.S. Treasury Strips, 0.00% to 2.75%; due 7/15/22 to 5/15/51; Total Fair Value $1,020,000)	0.05%	01/03/22	1,000,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2021 (Concluded)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
REPURCHASE AGREEMENTS (continued)
$1,000,000	J.P. Morgan Chase & Co. (2) (1 Day USD OBFR + 0.12%) Dated 12/31/2021, To be repurchased at $1,000,016 (collateralized by $981,783 par amount of a Federal National Mortgage Association REMICS, 2.00%; due 3/25/50; Total Fair Value $1,050,003)	0.19%	01/03/22	$1,000,000
2,000,000	J.P. Morgan Chase & Co. Dated 12/31/2021, To be repurchased at $2,000,008 (collateralized by $1,993,635 par amount of Government National Mortgage Association, 2.50% to 6.00%; due 10/15/2036 to 10/20/51; Total Fair Value $2,040,000)	0.05%	01/03/22	2,000,000
3,000,000	TD Securities (USA), LLC Dated 12/31/2021, To be repurchased at $3,000,013 (collateralized by $2,981,863 par amount of a U.S. Treasury Note, 2.50%; due 3/31/23; Total Fair Value $3,060,065)	0.05%	01/03/22	3,000,000
500,000	Well Fargo Securities, LLC Dated 12/31/2021, To be repurchased at $500,018 (collateralized by $500,018 par amount of a Commercial Paper, 0.00%; due 3/23/22; Total Fair Value $525,001)	0.22%	01/06/22	500,000
	Total Repurchase Agreements
	(Cost $8,500,000)			8,500,000
	Total Investments in Securities 99.3%
	(Cost $57,666,442)			57,662,129
	Other Assets in excess of Liabilities – 0.7%			419,140
	Net Assets – 100.0%			$58,081,269
	Net Asset Value Per Participation Certificate			$1.0000

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2021. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

LIBOR: London Interbank Offered Rate

OBFR: Overnight Bank Fund Rate

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2021

	Government		Money Market
	Portfolio		Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$619,945,257	(1)	$49,162,129
Repurchase Agreements, at cost, which approximates fair value	507,000,000		8,500,000
Cash	785,448		447,226
Accrued interest receivable	135,553		6,201
Receivable from Administrator	—		2,839
Other assets	35,330		643
Total Assets	1,127,901,588		58,119,038

LIABILITIES
Dividends payable	2,917		132
Payable for securities purchased	10,088,737		—
Accrued expenses payable
Investment advisory fees (Note 4)	40,836		—
Administration fees (Note 4)	15,837		—
Custodian fees (Note 4)	15,482		1,291
Transfer agent fees (Note 4)	2,406		3,485
Trustee fees	38,247		4,853
Other liabilities	44,367		28,008
Total Liabilities	10,248,829		37,769

NET ASSETS	$1,117,652,759		$58,081,269

NET ASSETS CONSIST OF:
Paid-in Capital	$1,117,652,776		$58,085,583
Distributable Earnings (Accumulated Loss)	(17)		(4,314)

TOTAL NET ASSETS	$1,117,652,759		$58,081,269
Total Participation Certificates (PCs) outstanding (3 billion shares authorized for each Portfolio, $0.001 Par Value)	1,117,652,776		58,083,242
Net Asset Value Per PC (Net assets/PCs outstanding)	$1.00		$1.0000
Investments in securities, at cost	$1,126,945,257		$57,666,442

(1) Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations For the Year Ended December 31, 2021

	Government	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$1,154,981	$95,747

EXPENSES
Investment advisory and servicing fees (Note 4)	1,719,522	114,940
Administration fees (Note 4)	684,078	28,735
Custodian fees (Note 4)	123,742	34,454
Audit and tax fees	22,734	22,734
Transfer agent fees (Note 4)	13,386	29,199
Legal fees	74,891	2,688
Fund compliance fees	62,755	2,662
Insurance expense	42,959	2,594
Printing fees	23,513	5,293
S&P Rating fees	22,807	885
Miscellaneous	15,105	6,025
Total expenses	2,805,492	250,209
Less fee waived and/or reimbursed (Note 4)	(1,741,495)	(160,867)
Net Expenses	1,063,997	89,342

NET INVESTMENT INCOME	90,984	6,405

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	43,117	843

NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	—	(9,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,101	$(1,925)

See accompanying notes to financial statements.

Government Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$90,984	$5,833,241
Net realized gain on securities sold	43,117	343,857
Net increase in net assets resulting from operations	134,101	6,177,098

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0001 and $0.0043 per PC, respectively	(168,708)	(6,171,966)
Decrease in net assets from dividends and distributions to PC Holders	(168,708)	(6,171,966)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	6,718,235,287	11,177,485,719
Reinvestment of dividends	143,555	5,322,121
Cost of PCs repurchased	(7,351,724,274)	(10,887,352,196)
Net increase/(decrease) in net assets resulting from capital transactions	(633,345,432)	295,455,644
Total increase/(decrease) in net assets	(633,380,039)	295,460,776

NET ASSETS:
Beginning of year	1,751,032,798	1,455,572,022
End of year	$1,117,652,759	$1,751,032,798

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	6,718,235,287	11,177,485,719
Reinvestments of dividends	143,555	5,322,121
PCs repurchased	(7,351,724,274)	(10,887,352,196)
Net increase/(decrease) in PC’s outstanding	(633,345,432)	295,455,644

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,405	$888,465
Net realized gain on securities sold	843	2,823
Net change in unrealized depreciation on securities	(9,173)	(19,659)
Net increase/(decrease) in net assets resulting from operations	(1,925)	871,629

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0001 and $0.0052 per PC, respectively	(6,840)	(890,465)
Decrease in net assets from dividends and distributions to PC Holders	(6,840)	(890,465)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	21,998,020	188,450,000
Reinvestment of dividends	5,831	560,950
Cost of PCs repurchased	(24,698,020)	(333,064,563)
Net decrease in net assets resulting from capital transactions	(2,694,169)	(144,053,613)
Total decrease in net assets	(2,702,934)	(144,072,449)

NET ASSETS:
Beginning of year	60,784,203	204,856,652
End of year	$58,081,269	$60,784,203

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	21,995,935	188,436,722
Reinvestments of dividends	5,830	560,842
PCs repurchased	(24,695,325)	(333,092,935)
Net decrease in PC’s outstanding	(2,693,560)	(144,095,371)

See accompanying notes to financial statements.

Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0001	0.0041	0.0213	0.0177	0.0079
Net Realized Gain (Loss) on Investments	— (1)	0.0002	0.0001	— (1)	— (1)
Total From Investment Operations	0.0001	0.0043	0.0214	0.0177	0.0079

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0001)	(0.0043)	(0.0214)	(0.0177)	(0.0079)
Net Realized Capital Gains	—	— (1)	—	—	—
Total Dividends and Distributions	(0.0001)	(0.0043)	(0.0214)	(0.0177)	(0.0079)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.02%	0.43%	2.16%	1.78%	0.79%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,117,653	$1,751,033	$1,455,572	$751,652	$707,980
Ratio of Net Expenses to Average Net Assets (2)	0.08%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets (3)	0.01%	0.36%	2.11%	1.78%	0.81%

(1)	Less than $0.0001 per share.

(2)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.21%, 0.20%, 0.22%, 0.23%, and 0.28% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(3)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.12)%, 0.26%, 1.99%, 1.65%, and 0.63% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/21		12/31/20	12/31/19	12/31/18	12/31/17
Net Asset Value, Beginning of Year	$1.0001		$0.9999	$0.9998	$0.9998	$0.9999

Investment Operations:
Net Investment Income	0.0001		0.0052	0.0223	0.0191	0.0080
Net Realized and Unrealized Gain (Loss) on Investments	(0.0001)		0.0002	0.0002	— (1)	(0.0001)
Total From Investment Operations	—	(1)	0.0054	0.0225	0.0191	0.0079

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0001)		(0.0052)	(0.0224)	(0.0191)	(0.0080)
Total Dividends and Distributions	(0.0001)		(0.0052)	(0.0224)	(0.0191)	(0.0080)
Net Asset Value, End of Year	1.0000		$1.0001	$0.9999	$0.9998	$0.9998
Total Return	—	%(1)	0.54%	2.28%	1.93%	0.78%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$58,081		$60,784	$204,857	$267,625	$65,062
Ratio of Net Expenses to Average Net Assets (2)	0.16%		0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets (3)	0.01%		0.70%	2.26%	1.93%	0.88%

(1)	Less than $0.0001 per share or 0.01%.

(2)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.44%, 0.35%, 0.32%, 0.36%, and 0.57% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(3)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.27)%, 0.53%, 2.11%, 1.75%, and 0.49% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank obligations and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Indemnification

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On October 14, 2014, amendments to Rule 2a-7 under the 1940 Act took effect and effectively created three categories of money market funds: Government, Retail and Institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the investment advisor to be unreliable in which case the portfolio holding is valued pursuant to procedures approved by the Board; (3) transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the investment advisor’s determination that such valuations represent the securities’ fair value which is further subject to Board oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (the “Independent Trustees”), determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Continued)

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2021, the Fund did not have any interest or penalties associated with the underpayment of any federal or state income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities, and cash, and for the Money Market Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities and obligations of issuers in the financial services industry, and cash. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of December 31, 2021, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for each Portfolio and exceeded the value of the corresponding repurchase agreement at December 31, 2021.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Continued)

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed, in the event that the Portfolio’s weekly liquid assets fall below designated thresholds, are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in capital.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service (Level 2) which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Continued)

As of December 31, 2021, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2021	Price	Inputs	Inputs
Government Portfolio
U.S. Treasury Obligations	$158,686,230	$—	$158,686,230	$—
Agency Obligations	461,259,027	—	461,259,027	—
Repurchase Agreements	507,000,000	—	507,000,000	—
	$1,126,945,257	$—	$1,126,945,257	$—

Money Market Portfolio
U.S. Treasury Obligations	$1,010,484	$—	$1,010,484	$—
Bank Obligations	9,248,489	—	9,248,489	—
Corporate Debt	22,964,060	—	22,964,060	—
Municipal Security	190,161	—	190,161	—
Non-U.S. Sub-Sovereign	4,248,935	—	4,248,935	—
Tender Option Bonds	1,000,000	—	1,000,000	—
Time Deposits	3,500,000	—	3,500,000	—
Variable Rate Demand Notes	7,000,000	—	7,000,000	—
Repurchase Agreements	8,500,000	—	8,500,000	—
	$57,662,129	$—	$57,662,129	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC has agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; and (iii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Continued)

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2022 without the consent of the Board. BALLC and the Administrator will not recoup from the Portfolios any previously waived fees or reimbursed expenses in any subsequent years.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the year ended December 31, 2021, the Administrator waived $602,506 and $28,009 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. In addition, the Administrator reimbursed expenses of $17,918 for the Money Market Portfolio. BALLC waived $1,138,989 and $114,940 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the year ended December 31, 2021.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (U.S.), Inc. (previously defined as “BNY Mellon Investment Servicing”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Continued)

The tax character of distributions paid by the Portfolios during the years ended December 31, 2021 and 2020 were as follows:

	Ordinary	Long-Term
	Income Dividend	Capital Gains
Government Portfolio
2021	$168,708	$—
2020	6,161,855	10,111
Money Market Portfolio
2021	$6,840	$—
2020	890,465	—

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Unrealized	Other	Total
	Ordinary	Capital Loss	Appreciation	Temporary	Distributable
Portfolio	Income	Carryforwards	(Depreciation)	Differences	Earnings
Government Portfolio	$58	$—	$(75)	$—	$(17)
Money Market Portfolio	—	—	(4,313)	(1)	(4,314)

As of December 31, 2021, the Government Portfolio and the Money Market Portfolio had no capital loss carryforwards.

As of December 31, 2021, the aggregate cost basis of securities held in the Money Market Portfolio was $57,666,442 for U.S. federal income tax purposes and the Money Market Portfolio had net unrealized depreciation of $4,313, which consisted of aggregate gross unrealized appreciation of $1,426 and aggregate gross unrealized depreciation of $5,739. As of December 31, 2021, the aggregate cost basis of securities held in the Government Portfolio was $1,126,945,332 for U.S. federal income tax purposes and the Government Portfolio had net unrealized depreciation of $75, which consisted of aggregate gross unrealized depreciation of $75.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Continued)

LIBOR Transition Risk — The Portfolios may invest in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced plans to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates have been phased out as originally intended, a selection of widely used U.S. dollar LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process, and therefore any impact of a transition away from LIBOR on a Portfolio or the instruments in which a Portfolio invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to a Portfolio.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue like pandemics or epidemics, recessions, or other events could have a significant impact on the Portfolio and its investments. A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had a significant economic impact leaving general concern and uncertainty. These events have caused short-term instruments in which the Portfolios invest to have declining yields, which may impair the investment performance of the Portfolios if these conditions persist. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2021

(Concluded)

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as interbank rates, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Note 7. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) for the one week and two month U.S. dollar (“USD”) tenors as well as all non USD LIBOR tenors after December 31, 2021; and the planned discontinuation of the overnight and one, three, six and twelve month LIBOR tenors after June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to December 31, 2021, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

Cohen & Company, LTD.

1350 Euclid Ave

Cleveland, OH 44115

USA

Tel: +1-800-229-1090

Fax: +1-866-818-4538

cohencpa.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. (the “Fund”), comprised of the Government Portfolio and Money Market Portfolio, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, counterparties and brokers; or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 16, 2022

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2021

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Other
			Principal		Trusteeships/
			Occupation(s)	Number of	Directorships
		Term of	During Past 5 Years	Portfolios in	Held by
		Office and	(including actual start	Fund Complex	Trustee During
Name,	Position(s)	Length of	date regardless of	Overseen	Past Five
Address and Age	Held with Fund	Time Served	number of years)	by Trustee	Years
Jennifer J. Allen 3545 Lakeland Drive Jackson, MS 39232 Age: 45	Trustee	Indefinite, since 2020	2019 to Present – Executive Vice President and Chief Financial Officer, and from 2014 to 2019 – Senior Vice President, Provider Partnerships, Blue Cross & Blue Shield of Mississippi	Two	None

Sandra M. Clarke 601 12th Street Oakland, CA 94607 Age: 53	Chair Trustee	1 year, since 2021 Indefinite, since 2019	2021 to Present – Executive Vice President and Chief Financial Officer, and from 2018 to 2021 – Senior Vice President and Chief Financial Officer, Blue Shield of California 2013 to 2018 – Regional Chief Financial Officer, Daiichi Sankyo, Inc.	Two	None

William A. Coats 4800 Deerwood Campus Parkway, Building 100 Jacksonville, FL 32246 Age: 67	Trustee	Indefinite, since 2018	2011 to Present – Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida	Two	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age: 65	Trustee	Indefinite, since 2015	2007 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2021

(Continued)

Other
			Principal		Trusteeships/
			Occupation(s)	Number of	Directorships
		Term of	During Past 5 Years	Portfolios in	Held by
		Office and	(including actual start	Fund Complex	Trustee During
Name,	Position(s)	Length of	date regardless of	Overseen	Past Five
Address and Age	Held with Fund	Time Served	number of years)	by Trustee	Years
Diane G. Gore 4000 House Avenue Cheyenne, WY 82001 Age: 59	Trustee	Indefinite, since 2018	2019 to Present – President and Chief Executive Officer, and from 2017 to 2019 – Chief Operating Officer, Blue Cross Blue Shield of Wyoming	Two	None

Lori C. Hair 2501 Faraway Drive Columbia, SC 29223 Age: 43	Trustee	Indefinite, since 2021(1)	2021 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2018 to 2021 – Vice President, Corporate Controller and Assistant Treasurer, and from 2011 to 2017 Assistant Vice President and Corporate Controller, BlueCross and BlueShield of South Carolina	Two	None

Juan A. Lopez, Jr. 1901 Market Street Philadelphia, PA 19103 Age: 54	Trustee	Indefinite, since 2021(1)	2021 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2018 to 2021 – Senior Vice President, Finance Shared Services, and from 2013 to 2018 – Vice President, Investments and Treasury Services, Independence Blue Cross	Two	None

Gina L. Marting 818 Keeaumoku Street Honolulu, HI 96814 Age: 60	Trustee	Indefinite, since 2018	2020 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2017 to 2020 – Senior Vice President, Chief Financial Officer and Treasurer, Hawaii Medical Service Association	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2021

(Continued)

Other
			Principal		Trusteeships/
			Occupation(s)	Number of	Directorships
		Term of	During Past 5 Years	Portfolios in	Held by
		Office and	(including actual start	Fund Complex	Trustee During
Name,	Position(s)	Length of	date regardless of	Overseen	Past Five
Address and Age	Held with Fund	Time Served	number of years)	by Trustee	Years
Mitch W. Perry 4705 University Dr. Durham, NC 27707 Age: 56	Trustee	Indefinite, since 2021(1)	2013 to Present – Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield of North Carolina	Two	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age: 58	Trustee	Indefinite, since 2012	2009 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Two	Director, Barrett Business Services, Inc. (since 2017)

Saurabh Tripathi 120 Fifth Avenue, Suite 193A Pittsburgh, PA 15222 Age: 49	Trustee	Indefinite, since 2021(1)	2019 to Present – Executive Vice President Chief Financial Officer and Treasurer, Highmark Health 2005 – 2019 – Chief Financial Officer, Fresenius Kidney Care	Two	None

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age: 62	Trustee	Indefinite, since 2009	2009 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Two	None

T. Ralph Woodard, Jr. 2500 Elmerton Avenue Harrisburg, PA 17177 Age: 56	Trustee	Indefinite, since 2018	2021 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Capital Blue Cross

			2017 to 2021 – Executive Vice President and Chief Financial Officer, Blue Cross of Idaho Health Service, Inc.	Two	None

(1) Less than 1 year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2021

(Continued)

Term of
		Office(1) and	Principal
Name,	Position(s)	Length of	Occupation(s)
Address and Age	Held with Fund	Time Served	During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 53	President and Chief Executive Officer	since 2014	2014 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation

Anthony S. Bongiorno 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age: 33	Assistant Treasurer	since 2021(2)	2021 to Present – Director, Investments & Client Relations, and from 2019 to 2021, Manager, Investments & Client Relations, and from 2015 to 2019 – Investment Manager, BCS Financial Corporation

Ann F. Frolik 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age: 55	Secretary and Anti-Money Laundering Officer	since 2018	2018 to Present – Deputy General Counsel, and from 2015 to 2018 – Associate Counsel, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 A ge: 38	Chief Operating Officer	since 2015	2017 to Present – Vice President, Investment Services and Treasury, and from 2013 to 2017 – Director, Investment Services, BCS Financial Corporation

Brandon R. Kipp 690 Taylor Road Suite 210 Columbus, OH 43230 Age: 38	Chief Compliance Officer	since 2019

2019 to Present – irector and Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC

2017 to 2019 – Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC

2014 to 2017 – Assistant Vice President and Compliance Manager, UMB Fund Services, Inc.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2021

(Concluded)

Term of
		Office(1) and	Principal
Name,	Position(s)	Length of	Occupation(s)
Address and Age	Held with Fund	Time Served	During Past 5 Years
Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Age: 49	Treasurer	since 2015	2011 to Present – Managing Director and Fund Principal Financial Officer, Foreside Management Services, LLC

(1)       Elected to an annual term.

(2)       Less than one year.

The Fund does not pay any compensation to the Trustees or to its Officers for acting in such capacities.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling (800) 621-9215.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2021

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2021” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2021	December 31, 2021	December 31, 2021*
Actual	$1,000.00	$1,000.10	$0.40
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.80	$0.41

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	July 1, 2021	December 31, 2021	December 31, 2021*
Actual	$1,000.00	$1,000.00	$0.81
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.40	$0.82

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2021

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	45.4%	$507,000,000
Agency Obligations	41.2	461,259,027
U.S. Treasury Obligations	14.2%	158,686,230
Total Investments in Securities	100.8%	$1,126,945,257
Liabilities in excess of Other Assets	(0.8)%	(9,292,498)
Net Assets	100.0%	$1,117,652,759

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$713,620,000	63.3%
8-14 days	13,060,000	1.2
15-30 days	26,130,000	2.3
31-60 days	130,234,600	11.5
61-90 days	138,676,200	12.3
91-120 days	43,764,400	3.9
121-150 days	7,455,000	0.7
Over 150 days	54,043,200	4.8
Total Par Value	$1,126,983,400	100.0%

Weighted Average Maturity(1) - 32 days

(1)	Maturity dates and weighted average maturity are determined pursuant to Rule 2a-7 of the 1940 Act.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2021

Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Commercial Paper - Asset Backed Securities	19.8%	$11,494,775
Commercial Paper - Financial Companies	19.8	11,469,285
Bank Obligations - Yankee Certificates of Deposit	15.9	9,248,489
Repurchase Agreements	14.6	8,500,000
Variable Rate Demand Notes	12.1	7,000,000
Non-U.S. Sub-Sovereign	7.3	4,248,935
Time Deposits	6.0	3,500,000
U.S. Treasury Obligations	1.8	1,010,484
Tender Option Bonds	1.7	1,000,000
Municipal Security	0.3	190,161
Total Investments in Securities	99.3%	$57,662,129
Other Assets in excess of Liabilities	0.7%	419,140
Net Assets	100.0%	$58,081,269

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$29,500,000	51.2%
8-14 days	500,000	0.9
15-30 days	2,750,000	4.8
31-60 days	9,475,000	16.4
61-90 days	4,000,000	6.9
91-120 days	5,510,700	9.5
121-150 days	1,000,000	1.7
Over 150 days	4,940,000	8.6
Total Par Value	$57,675,700	100.0%

Weighted Average Maturity(1) - 47 days

(1)       Maturity dates and weighted average maturity are determined pursuant to Rule 2a-7 of the 1940 Act.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2021

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2021, as U.S. Government Income as follows:

Government Portfolio: 47.62%

Money Market Portfolio: 0.77%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations are as follows:

Government Portfolio: 100%

Money Market Portfolio: 100%

The Portfolios designate a percentage of ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004. They are as follows:

Government Portfolio: 100%

Money Market Portfolio: 100%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. Due to certain statutory limitations, shareholders of mutual funds who are residents of California, Connecticut or New York may be permitted to exclude the portion of ordinary income only if a mutual fund has invested at least 50% of its gross assets at the end of each quarter of the fund’s fiscal year that represents direct U.S. government obligations. For the fiscal year ended December 31, 2021, only the Government Portfolio met the mentioned requirement. Due to the diversity in the state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Code and the regulations thereunder.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2021

Results of Participation Certificate holders meeting: A Special Meeting of Participation Certificate holders of the Fund was held on July 22, 2021 at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181 (the “2021 Meeting”), to consider and vote on the following proposal:

1. To Elect Jennifer J. Allen, Sandra M. Clarke, Diane G. Gore and Gina L. Marting to the Board of Trustees of the Fund.

Each nominee listed below was elected by Participation Certificate holders at the 2021 Meeting, having received the number of votes listed below (“Number of Votes” represents all series/Portfolios of the Fund).

	Number of Votes:
2021 Meeting Nominee	For	Against	Abstain
Jennifer J. Allen	1,275,571,635.04	0	0
Sandra M. Clarke	1,275,571,635.04	0	0
Diane G. Gore	1,275,571,635.04	0	0
Gina L. Marting	1,275,571,635.04	0	0

Nicholas G. Chiarello, William A. Coats, W. Dennis Cronin, John F. Giblin, Robert J. Kolodgy, Michael J. Mizeur, Vincent P. Price, T. Ralph Woodard, Jr. and Cynthia M. Vice were each elected to the Board of Trustees by the vote of Participation Certificate holders at a previous meeting of Participation Certificate holders and continued their term of office as Trustees after the 2021 Meeting. As of December 31, 2021, Nicholas G. Chiarello, W. Dennis Cronin, Robert J. Kolodgy, and Michael J. Mizeur have resigned as Trustees of the Fund and no longer serve on the Fund’s Board of Trustees.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

Board of Trustees

Jennifer J. Allen	Juan A. Lopez, Jr.
Executive Vice President and	Executive Vice President,
Chief Financial Officer	Chief Financial Officer and Treasurer
Blue Cross & Blue Shield of Mississippi	Independence Blue Cross

Sandra M. Clarke	Gina L. Marting
Executive Vice President and	Executive Vice President,
Chief Financial Officer	Chief Financial Officer and Treasurer
Blue Shield of California	Hawaii Medical Service Association

William A. Coats	Mitch W. Perry
Vice President, Treasurer and	Senior Vice President and
Chief Investment Officer	Chief Financial Officer
GuideWell and Blue Cross	Blue Cross and
and Blue Shield of Florida	Blue Shield of North Carolina

John F. Giblin	Vincent P. Price
Executive Vice President	Executive Vice President
and Chief Financial Officer	and Chief Financial Officer
BlueCross BlueShield of Tennessee, Inc.	Cambia Health Solutions, Inc.

Diane G. Gore	Saurabh Tripathi
President and	Executive Vice President,
Chief Executive Officer	Chief Financial Officer and Treasurer
Blue Cross Blue Shield of Wyoming	Highmark Health

Lori C. Hair	Cynthia M. Vice
Executive Vice President,	Senior Vice President,
Chief Financial Officer and Treasurer	Chief Financial Officer and Treasurer
BlueCross and BlueShield of South Carolina	Blue Cross and Blue Shield of Alabama

T. Ralph Woodard, Jr.
Senior Vice President,
Chief Financial Officer and Treasurer
Capital Blue Cross

INVESTMENT ADVISOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, Maine 04101

Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b)	No disclosures are required pursuant to this Item 2(b).

(c)	During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer and that relate to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the registrant’s code of ethics that applies to its principal executive officer and principal financial officer is filed as Exhibit 13(a)(1) to this Form N-CSR.

Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Vincent P. Price, an independent trustee who serves on its audit committee, qualifies as an “audit committee financial expert” (as such term is defined in Item 3(b) of Form N-CSR). An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the registrant’s audit committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the registrant for the fiscal years ended December 31, 2021 and 2020 for professional services rendered by the registrant’s independent registered public accounting firm, Cohen & Company, Ltd.

	Year Ended December 31,
	2021	2020
Audit fees	$45,000	$45,000
Audit-related fees	$0	$0
Tax fees	$6,000	$6,000
All other fees	$0	$0
Total	$51,000	$51,000

Audit fees include fees billed for professional services associated with the annual audits and filings of the registrant’s Form N-1A, Form N-CSR, and Form N-CEN and audits and filings pursuant to Rule 17f-2 under the 1940 Act. Audit-related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the annual review of the registrant’s financial statements. Tax fees represent fees billed for professional services rendered for tax compliance and tax advice by the registrant’s independent registered public accounting firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2021 and 2020 for which fees are included in the table above were pre-approved by the audit committee of the registrant.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the registrant also is required to pre-approve services by the registrant’s independent auditors to certain affiliated entities as defined by Securities and Exchange Commission (“SEC”) rules, including the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor, to the extent such services are determined to have a direct impact on the operations or financial reporting of the registrant. The amount of all other fees billed for services provided to the registrant’s investment advisor or affiliates of the advisor was $0 in 2021 and $0 in 2020.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the registrant, the registrant’s investment advisor and all the advisor’s affiliates as defined by SEC rules, totaled $0 in 2021 and $0 in 2020. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the independent registered public accounting firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the registrant has adopted policies that require that each engagement of the registrant’s independent auditors to render audit or non-audit services to the registrant be pre-approved by the registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the registrant. The registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations or financial reporting of the registrant. The foregoing pre-approval requirements will not apply to certain non-audit services, provided that such services are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)               Schedule of Investment included in Item 1.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which Participation Certificate holders recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)               There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)(1)        Code of Ethics required by Item 2(f).

(a)(2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)        Not applicable

(a)(4)        None

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer
Date:	February 28, 2022

By:	/s/ Christopher W. Roleke

Name:	Christopher W. Roleke
Title:	Treasurer (Principal Financial Officer)
Date:	February 28, 2022

EXHIBIT INDEX

(a)(1)	Code of Ethics required by Item 2(f).

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.